Note 13 - Inventories	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
13	Inventories

	Year ended December 31,
	2018	2017
Finished goods	1,025,999	923,316
Goods in process	709,497	619,796
Raw materials	256,816	281,083
Supplies	504,286	486,002
Goods in transit	237,539	274,175
	2,734,137	2,584,372
Allowance for obsolescence (see Note 22 (i))	(209,796)	(216,068)
	2,524,341	2,368,304